Document And Entity Information	Apr. 28, 2020
Document Information Line Items
Entity Registrant Name	First Horizon National Corporation
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000036966
Document Period End Date	Apr. 28, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	TN
Entity File Number	001-15185
Entity Tax Identification Number	62-0803242
Entity Address, Address Line One	165 Madison Avenue
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	(901)
Local Phone Number	523-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information Line Items
Trading Symbol	FHN
Title of 12(b) Security	$0.625 Par Value Common Capital Stock
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information Line Items
Trading Symbol	FHN PR A
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series A
Security Exchange Name	NYSE